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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended December 31, 2003

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
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Name: Endeavour Capital Advisors, Inc. (1)

Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Glenn M. Hofsess

Title: Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:

   /s/ Glenn M. Hofsess         Greenwich, CT               2/13/04
       (Name)                   (City, State)               (Date)

Report Type (Check only one.):
-----------------------------

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     35 Items

Form 13F Information Table Value Total:     $332,404(thousands)

List of Other Included Managers:            Not Applicable.

Provide a numbered list of the name(s)
and Form 13F file number(s) of all
institutional investment managers with
respect to which this report is filed,
other than the manager filing this report.  NONE




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
                                                                                                                            VOTING
                                 TITLE OF                      VALUE    SHRS OR PRN              INVESTMENT     OTHER     AUTHORITY
NAME OF ISSUER                    CLASS            CUSIP     (X$1,000)      AMT      SH/PRN      DISCRETION    MANAGERS      SOLE
---------------------------   --------------    ----------  ----------  ----------- ----------   -----------  ----------  ---------
ALLIANCE CAPITAL              UNIT LTD PARTN     01855A101     6,514      193,000      SH           SOLE         NONE       193,000
ASTORIA FINL CORP                   COM          046265104    10,673      286,900      SH           SOLE         NONE       286,900
ASPEN INSURANCE                     SHS          G05384105     6,145      247,700      SH           SOLE         NONE       247,700
ALLSTATE CORP                       COM          020002101     3,631       84,400      SH           SOLE         NONE        84,400
AFFIL MANAGERS                      COM          008252108     6,354       91,300      SH           SOLE         NONE        91,300
BANK OF AMERICA                     COM          060505104    28,746      357,400      SH           SOLE         NONE       357,400
BANK NEW YORK                       COM          064057102     6,545      197,600      SH           SOLE         NONE       197,600
BEAR STEARNS COMPANIES INC          COM          073902108     7,755       97,000      SH           SOLE         NONE        97,000
COUNTRYWIDE FINANCIAL               COM          222372104     5,203       68,597      SH           SOLE         NONE        68,597
C.I.T. GROUP INC-A                  COM          125581108     6,183      172,000      SH           SOLE         NONE       172,000
COMERICA INC                        COM          200340107    17,003      303,300      SH           SOLE         NONE       303,300
CHICAGO MERCANTI                   CL A          167760107     7,800      107,800      SH           SOLE         NONE       107,800
FLEET BOSTON FINANCIAL CORP         COM          339030108     6,059      138,800      SH           SOLE         NONE       138,800
FEDERAL HOME LN MTG CORP            COM          313400301     6,112      104,800      SH           SOLE         NONE       104,800
GREENPOINT FINL                     COM          395384100    18,698      529,400      SH           SOLE         NONE       529,400
HARTFORD FINANCIAL SVCS GRP         COM          416515104     8,819      149,400      SH           SOLE         NONE       149,400
JANUS CAPITAL GROUP INC.            COM          47102X105     5,410      329,700      SH           SOLE         NONE       329,700
LEHMAN BROS HLDG                    COM          524908100    17,907      231,900      SH           SOLE         NONE       231,900
LEGG MASON INC                      COM          524901105     2,840       36,800      SH           SOLE         NONE        36,800
MARSH & MCLENNAN                    COM          571748102     6,681      139,500      SH           SOLE         NONE       139,500
NY COMM BANCORP                     COM          649445103    50,532    1,328,045      SH           SOLE         NONE     1,328,045
THE PMI GROUP INC                   COM          69344M101    19,959      536,100      SH           SOLE         NONE       536,100
PRUDENTL FINL                       COM          744320102     6,996      167,500      SH           SOLE         NONE       167,500
PROVIDIAN FINL                      COM          74406A102     2,954      253,800      SH           SOLE         NONE       253,800
RADIAN GROUP INC                    COM          750236101     2,988       61,300      SH           SOLE         NONE        61,300
SCHWAB (CHARLES)                    COM          808513105     2,982      251,900      SH           SOLE         NONE       251,900
SCOTTISH RE GROUP LTD               ORD          G7885T104     6,234      300,000      SH           SOLE         NONE       300,000
ISTAR FINANCIAL INC                 COM          45031U101     1,945       50,000      SH           SOLE         NONE        50,000
UNIONBANCAL CORP                    COM          908906100    10,164      176,640      SH           SOLE         NONE       176,640
USB HOLDING CO.                     COM          902910108     2,714      139,965      SH           SOLE         NONE       139,965
UCBH HOLDINGS                       COM          90262T308     5,920      151,900      SH           SOLE         NONE       151,900
UNUMPROVIDENT                       COM          91529Y106     9,864      625,500      SH           SOLE         NONE       625,500
US BANCORP                        COM NEW        902973304     8,565      287,600      SH           SOLE         NONE       287,600
WELLS FARGO CO                      COM          949746101     5,712       97,000      SH           SOLE         NONE        97,000
WASHINGTON MUTUAL                   COM          939322103     9,795      244,150      SH           SOLE         NONE       244,150


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